Segmented information - Schedule of Results of Operations and Assets for Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jan. 08, 2025	Dec. 31, 2024
Revenue
Revenue	$ 514.5		$ 1,191.5	$ 1,134.4
Other revenue	527.8	$ 515.3	1,220.2	1,161.5
Fuel, power, water purchased and other cost of sales	124.6	115.2	329.6	317.7
Net revenue	403.2	400.1	890.6	843.8
Operating expenses	217.4	214.1	426.7	420.6
Depreciation and amortization	107.0	102.6	202.3	196.7
Loss (gain) on foreign exchange	14.0	(2.1)	17.9	(2.6)
Operating income	64.8	85.5	243.7	229.1
Interest expense	(67.8)	(93.2)	(139.2)	(182.8)
Income (loss) from long-term investments	6.7	193.7	9.5	69.7
Other interest income	5.7	6.0	11.3	12.7
Pension and post-employment non-service costs	(2.8)	(4.0)	(0.5)	(7.4)
Other net gains (losses)	(0.5)	(6.0)	(14.2)	(10.4)
Gain on derivative financial instruments	0.3	0.1	(6.9)	0.2
Earnings before income taxes	6.4	182.1	103.7	111.1
Income tax recovery (expense)	(7.0)	(25.3)	(26.8)	(26.9)
Net effect of non-controlling interests	18.0	23.3	35.9	39.1
Net earnings (loss) from continuing operations attributable to shareholders of AQN	17.4	180.1	112.8	123.3
Capital expenditures	136.9	165.0	237.6	324.8
Property, plant and equipment	9,589.8		9,589.8			$ 9,450.1
Investments carried at fair value	1.9		1.9			2.1
Equity-method investees	46.4		46.4			38.1
Assets	13,693.4		13,693.4			13,266.1
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	16.2	15.3	18.7	18.3
Held for sale assets					$ 3,693.2
Renewable Energy
Revenue
Held for sale assets						3,695.6
Other revenue
Revenue
Revenue		500.8
Other revenue	13.3	14.5	28.7	27.1
Corporate Group
Revenue
Revenue	0.0		0.0	0.0
Fuel, power, water purchased and other cost of sales	0.0	0.0	0.0	0.0
Net revenue	0.3	0.2	0.8	0.6
Operating expenses	3.2	2.3	3.9	3.0
Depreciation and amortization	0.2	0.8	0.4	1.5
Loss (gain) on foreign exchange	14.0	(2.1)	17.9	(2.6)
Operating income	(17.1)	(0.8)	(21.4)	(1.3)
Interest expense	(33.4)	(43.8)	(69.5)	(84.0)
Income (loss) from long-term investments	6.7	192.2	6.6	67.0
Other interest income	0.0	0.0	0.0	0.0
Pension and post-employment non-service costs	0.0	0.0	0.0	0.0
Other net gains (losses)	2.4	(4.3)	(3.9)	(9.0)
Gain on derivative financial instruments	0.0	0.8	(7.5)	1.5
Earnings before income taxes	(41.4)	144.1	(95.7)	(25.8)
Income tax recovery (expense)	2.6	(15.3)	9.5	8.4
Net effect of non-controlling interests	0.0	0.0	0.0	0.0
Net earnings (loss) from continuing operations attributable to shareholders of AQN	(38.8)	128.8	(86.2)	(17.4)
Capital expenditures	0.0	0.0	0.0	0.0
Property, plant and equipment	99.5		99.5			28.9
Investments carried at fair value	0.0		0.0			0.0
Equity-method investees	3.9		3.9			0.0
Assets	366.1		366.1			185.9
Corporate Group | Other revenue
Revenue
Revenue		0.0
Other revenue	0.3	0.2	0.8	0.6
Regulated Services Group | Operating Segments
Revenue
Revenue	504.3		1,171.8	1,116.1
Fuel, power, water purchased and other cost of sales	124.6	114.9	329.6	317.4
Net revenue	392.3	390.3	869.6	824.4
Operating expenses	211.2	209.6	417.3	412.5
Depreciation and amortization	105.0	100.1	198.3	191.9
Loss (gain) on foreign exchange	0.0	0.0	0.0	0.0
Operating income	76.1	80.6	254.0	220.0
Interest expense	(34.1)	(49.2)	(69.2)	(98.3)
Income (loss) from long-term investments	(0.1)	1.5	2.7	2.7
Other interest income	5.7	6.0	11.3	12.7
Pension and post-employment non-service costs	(2.8)	(4.0)	(0.5)	(7.4)
Other net gains (losses)	(2.9)	(1.7)	(10.3)	(1.4)
Gain on derivative financial instruments	0.3	(0.7)	0.6	(1.3)
Earnings before income taxes	42.2	32.5	188.6	127.0
Income tax recovery (expense)	(14.1)	(8.6)	(53.2)	(33.0)
Net effect of non-controlling interests	19.0	24.1	37.9	40.9
Net earnings (loss) from continuing operations attributable to shareholders of AQN	47.1	48.0	173.3	134.9
Capital expenditures	136.2	163.9	236.4	323.4
Property, plant and equipment	9,348.4		9,348.4			9,284.4
Investments carried at fair value	1.9		1.9			2.1
Equity-method investees	42.5		42.5			38.1
Assets	13,156.4		13,156.4			12,927.9
Regulated Services Group | Operating Segments | Other revenue
Revenue
Revenue		491.2
Other revenue	12.6	14.0	27.4	25.7
Hydro Group | Operating Segments
Revenue
Revenue	10.2		19.7	18.3
Fuel, power, water purchased and other cost of sales	0.0	0.3	0.0	0.3
Net revenue	10.6	9.6	20.2	18.8
Operating expenses	3.0	2.2	5.5	5.1
Depreciation and amortization	1.8	1.7	3.6	3.3
Loss (gain) on foreign exchange	0.0	0.0	0.0	0.0
Operating income	5.8	5.7	11.1	10.4
Interest expense	(0.3)	(0.2)	(0.5)	(0.5)
Income (loss) from long-term investments	0.1	0.0	0.2	0.0
Other interest income	0.0	0.0	0.0	0.0
Pension and post-employment non-service costs	0.0	0.0	0.0	0.0
Other net gains (losses)	0.0	0.0	0.0	0.0
Gain on derivative financial instruments	0.0	0.0	0.0	0.0
Earnings before income taxes	5.6	5.5	10.8	9.9
Income tax recovery (expense)	4.5	(1.4)	16.9	(2.3)
Net effect of non-controlling interests	(1.0)	(0.8)	(2.0)	(1.8)
Net earnings (loss) from continuing operations attributable to shareholders of AQN	9.1	3.3	25.7	5.8
Capital expenditures	0.7	1.1	1.2	1.4
Property, plant and equipment	141.9		141.9			136.8
Investments carried at fair value	0.0		0.0			0.0
Equity-method investees	0.0		0.0			0.0
Assets	170.9		170.9			$ 152.3
Hydro Group | Operating Segments | Other revenue
Revenue
Revenue		9.6
Other revenue	$ 0.4	$ 0.3	$ 0.5	$ 0.8